Harbor Ares Systematic Convertible Securities Fund Investment Strategy - Harbor Ares Systematic Convertible Securities Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. Convertible securities are “hybrid” securities that possess both fixed income and equity characteristics. These convertible securities include corporate bonds; and preferred stocks that are convertible into common stock or its equivalent value. A convertible security generally performs more like a common stock when the price of the underlying stock is closer to or above the conversion price because it is more likely that the convertible security will be converted into stock. A convertible security generally performs more like a bond when the price of the underlying stock is well below the conversion price because it is more likely that the convertible security will mature without being converted. While the Fund has broad discretion to invest in all types of convertible securities, the Fund primarily invests in convertible bonds, which may be unrated, or may have ratings assigned by credit rating agencies, including below investment-grade ratings (known as “junk bonds”). To assess the quality of unrated securities, the Subadviser evaluates an issuer’s probability of default using a proprietary default probability model that considers multiple variables, including capital structure of the firm, asset volatility, and annual cash outflows of interest and dividend payments. The Fund invests primarily in U.S. dollar denominated securities, including those of foreign issuers; however, the Fund may invest in securities denominated in other currencies. The Subadvisor follows a systematic investment process based on the testing of investment hypotheses using historical data. The Subadvisor’s investment process utilizes proprietary quantitative models to produce investment recommendations. The Subadvisor’s portfolio management team retains discretion with respect to all investment decisions. The Subadvisor generates proprietary insights based on its experience and reasoned intuition to form an investment hypothesis. Insights are a means to express isolated drivers of returns that the Subadvisor believes are likely to generate excess returns over time. Using historical market data, the Subadvisor back-tests each investment hypothesis to determine whether actual observations appear consistent with the hypothesis over time. Insights are weighted in the Subadvisor’s models according to their deemed strength in predicting returns, as determined by the Subadvisor through this testing process. In managing the Fund, the Subadvisor will rely on insights that seek to target company specific risk, which form the basis of security selection decisions and assess metrics such as company strength, company outlook, and valuation. The Subadvisor’s models consider data from multiple sources, including issuer specific information such as company cash flow, default risk, earnings expectations, and price volatility. The Subadvisor expects that a majority of the Fund’s total returns in excess of that of the Fund’s benchmark will be generated from security selection of convertible securities. The Subadvisor’s optimization process seeks to maximize total returns while minimizing expected risk and transaction costs. The Subadvisor measures risk at the portfolio level and on each instrument. The Subadvisor conducts performance measurement to seek to validate the accuracy of the investment process with the aim of achieving continuous improvement over time. Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on securities with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. Credit Quality: The Fund invests primarily in convertible securities, which may be unrated, or may have ratings assigned by credit rating agencies, including below investment-grade ratings. The Subadvisor does not target a given weighted average portfolio quality; this varies from time to time, depending on the level of assets allocated to such securities.